Disclosure of Income Statement Amounts Related to Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Mall income	$ 354	$ 473	$ 269
Direct operating expenses arising from investment properties that generate right-of-use income	35	34	37
Direct operating expenses that did not generate right-of-use income	$ 11	$ 11	$ 6